Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Components of trade and other receivables
The Company’s trade and other receivables as at December 31, 2021 and December 31, 2020 include the following:

	2021	2020
	$	$
Trade receivables	21,985	12,660
Accrued revenues	3,241	706
Tax credits receivable	2,423	1,678
Other receivables	36	646
	27,685	15,690